Properties, Plants And Equipment, Net	12 Months Ended
Dec. 31, 2010
Properties, Plants And Equipment, Net [Abstract]
Properties, Plants And Equipment, Net

6. Properties, Plants and Equipment, Net

The components of net properties, plants and equipment were as follows:

	December 31
	2010(1)	2009
	(Dollars in thousands)
Coke and energy plant, machinery and equipment	$1,037,046	$1,024,220
Mining plant, machinery and equipment	120,205	107,213
Land and land improvements	56,588	52,492
Lease and mineral rights	12,642	12,458
Construction-in-progress	263,114	84,868
Other	27,186	22,761

Gross investment, at cost	1,516,781	1,304,012
Less: Accumulated depreciation, depletion and amortization	(336,573)	(291,241)

Total properties, plants and equipment, net	$1,180,208	$1,012,771

(1)

Includes assets, consisting mainly of coke and energy plant, machinery and equipment, with a gross investment totaling $544.8 million and accumulated depreciation of $118.4 million at December 31, 2010 which are subject to long-term contracts to sell metallurgical coke and are deemed to contain operating leases.